Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share (Parentheticals) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Numerator for diluted net loss per share calculation	$ (62,583)	$ (3,379)
Diluted	$ (0.67)	$ (0.04)